SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) shares in Millions, $ in Millions	Nov. 29, 2021	Jun. 30, 2022	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Loan payable to Brookfield Business Partners	$ 1,900	$ 0	$ 1,860
Common shares transferred (in shares)	7